Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 144.3	$ 40.9
Property, plant and equipment, end of period	140.5	144.3
Depreciation	66.5	95.2
Carrying value amount under financing leases	20.9	25.9
Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0.3
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	225.9	80.2
Additions	65.3
Disposals	(6.6)
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	0.2
Property, plant and equipment, end of period	285.1	225.9
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	81.6	39.3
Charge for the period	66.5
Disposals	(3.0)
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	(0.5)
Property, plant and equipment, end of period	144.6	81.6
Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		2.0
Disposals		(0.1)
Reclassification to current assets classified as held for sale		(13.5)
Effects of movements in exchange rates		0.3
Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		6.6
Disposals		0.0
Reclassification to current assets classified as held for sale		(7.8)
Effects of movements in exchange rates		0.1
Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		160.1
Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.1
Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		50.1
Disposals		(39.2)
Effects of movements in exchange rates		(14.1)
Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		88.6
Disposals		(34.6)
Effects of movements in exchange rates		(10.6)
Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	12.1	12.5
Property, plant and equipment, end of period	11.8	12.1
Freehold Land and Buildings [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0.0
Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	14.3	14.3
Additions	0.0
Disposals	0.0
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	(0.3)
Property, plant and equipment, end of period	14.0	14.3
Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2.2	1.8
Charge for the period	0.3
Disposals	0.0
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	(0.3)
Property, plant and equipment, end of period	2.2	2.2
Freehold Land and Buildings [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		0.0
Disposals		0.0
Reclassification to current assets classified as held for sale		0.0
Effects of movements in exchange rates		0.0
Freehold Land and Buildings [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		0.0
Disposals		0.0
Reclassification to current assets classified as held for sale		0.0
Effects of movements in exchange rates		0.0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		0.0
Disposals		0.0
Effects of movements in exchange rates		0.0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		0.4
Disposals		0.0
Effects of movements in exchange rates		0.0
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	44.9	14.6
Property, plant and equipment, end of period	61.8	44.9
Leasehold Improvements [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0.0
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	79.2	27.3
Additions	37.7
Disposals	(3.6)
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	0.2
Property, plant and equipment, end of period	113.5	79.2
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	34.3	12.7
Charge for the period	18.8
Disposals	(1.7)
Reclassification to current assets classified as held for sale	0.0
Effects of movements in exchange rates	0.3
Property, plant and equipment, end of period	51.7	34.3
Leasehold Improvements [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		0.0
Disposals		0.0
Reclassification to current assets classified as held for sale		(4.1)
Effects of movements in exchange rates		0.0
Leasehold Improvements [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		2.7
Disposals		0.0
Reclassification to current assets classified as held for sale		(2.1)
Effects of movements in exchange rates		0.0
Leasehold Improvements [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		56.5
Leasehold Improvements [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.0
Leasehold Improvements [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		10.4
Disposals		(7.5)
Effects of movements in exchange rates		(3.4)
Leasehold Improvements [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		26.3
Disposals		(4.0)
Effects of movements in exchange rates		(1.3)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	66.7	10.5
Reclassification to current assets classified as held for sale	15.2
Property, plant and equipment, end of period	59.3	66.7
Computer Equipment [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0.2
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	103.3	32.6
Additions	24.6
Disposals	(3.0)
Reclassification to current assets classified as held for sale	19.8
Effects of movements in exchange rates	(0.5)
Property, plant and equipment, end of period	144.4	103.3
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	36.6	22.1
Charge for the period	46.1
Disposals	(1.3)
Reclassification to current assets classified as held for sale	4.6
Effects of movements in exchange rates	(0.9)
Property, plant and equipment, end of period	85.1	36.6
Computer Equipment [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		2.0
Disposals		(0.1)
Reclassification to current assets classified as held for sale		(9.1)
Effects of movements in exchange rates		0.3
Computer Equipment [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		2.6
Disposals		0.0
Reclassification to current assets classified as held for sale		(5.6)
Effects of movements in exchange rates		0.1
Computer Equipment [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		79.5
Computer Equipment [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.1
Computer Equipment [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		33.3
Disposals		(27.1)
Effects of movements in exchange rates		(8.2)
Computer Equipment [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		50.7
Disposals		(26.9)
Effects of movements in exchange rates		(6.4)
Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	20.6	3.3
Reclassification to current assets classified as held for sale	(15.2)
Property, plant and equipment, end of period	7.6	20.6
Fixtures and Fittings [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0.1
Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	29.1	6.0
Additions	3.0
Disposals	0.0
Reclassification to current assets classified as held for sale	(19.8)
Effects of movements in exchange rates	0.8
Property, plant and equipment, end of period	13.2	29.1
Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	8.5	2.7
Charge for the period	1.3
Disposals	0.0
Reclassification to current assets classified as held for sale	(4.6)
Effects of movements in exchange rates	0.4
Property, plant and equipment, end of period	$ 5.6	8.5
Fixtures and Fittings [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		0.0
Disposals		0.0
Reclassification to current assets classified as held for sale		(0.3)
Effects of movements in exchange rates		0.0
Fixtures and Fittings [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		1.3
Disposals		0.0
Reclassification to current assets classified as held for sale		(0.1)
Effects of movements in exchange rates		0.0
Fixtures and Fittings [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		24.1
Fixtures and Fittings [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions		0.0
Fixtures and Fittings [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions		6.4
Disposals		(4.6)
Effects of movements in exchange rates		(2.5)
Fixtures and Fittings [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period		11.2
Disposals		(3.7)
Effects of movements in exchange rates		$ (2.9)